BUSINESS COMBINATION - Earn-Out Shares Valuation Assumptions (Details)	Dec. 31, 2021 $ / shares	Dec. 17, 2021 $ / shares
Market price
Business Acquisition [Line Items]
Earn-out liability, valuation input	6.82	8.69
Expected share price volatility
Business Acquisition [Line Items]
Earn-out liability, valuation input	54.0	52.9
Risk-free interest rate
Business Acquisition [Line Items]
Earn-out liability, valuation input	0.96	0.93
Estimated dividend yield
Business Acquisition [Line Items]
Earn-out liability, valuation input	0.0	0.0